UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Inc.

51 West 52nd Street

New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments

MANAGED HIGH YIELD PLUS FUND INC.

Schedule of Investments — February 28, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Corporate Bonds—142.90%
Agriculture—1.10%
3,000	Southern States Cooperative, Inc.*†	11/01/10	10.500		3,165,000
Airline—1.05%
3,000	American Airlines, Inc.*	04/01/11	8.608		3,032,600
Apparel/Textiles—5.12%
6,650	Levi Strauss & Co.*	12/15/12	12.250		7,597,625
1,250	Perry Ellis International, Inc., Series B*	03/15/09	9.500		1,280,250
2,000	Propex Fabrics, Inc.*	12/01/12	10.000		1,780,000
4,150	Rafaella Apparel Group*†	06/15/11	11.250		4,129,250
					14,787,125
Automotive—0.73%
3,000	General Motors*	07/15/33	8.375		2,115,000
Auto Parts & Equipment—4.99%
2,350	Advanced Accessory Systems LLC*	06/15/11	10.750		1,868,250
1,000	Autocam Corp.*	06/15/14	10.875		682,500
5,250	Cooper Standard Automotive, Inc.*†	12/15/14	8.375		4,068,750
2,830	Dura Operating Corp., Series D*	05/01/09	9.000		1,400,850
3,000	HLI Operating Co., Inc.*	06/15/10	10.500		2,550,000
4,000	Stanadyne Corp.*	08/15/14	10.000		3,840,000
					14,410,350
Beverage—1.64%
4,500	Le-Natures, Inc.*†	06/15/13	10.000		4,725,000
Building & Construction—1.36%
2,000	Stanley Martin-Community LLC*†	08/15/15	9.750		1,790,000
2,500	Technical Olympic USA, Inc.*	01/15/15	7.500		2,125,000
					3,915,000
Building Materials—6.81%
2,000	Coleman Cable, Inc.*†	10/01/12	9.875		1,662,500
2,000	Collins & Aikman Floorcovering, Series B*	02/15/10	9.750		1,890,000
4,000	Compression Polymers Holding Corp.*†	07/01/13	10.500		4,020,000
3,750	FastenTech, Inc.*	05/01/11	11.500		3,600,000
4,075	Interface, Inc.*	02/01/10	10.375		4,451,937
4,825	Maax Corp.*	06/15/12	9.750		4,053,000
					19,677,437
Chemicals—11.56%
3,000	Equistar Chemicals LP*	09/01/08	10.125		3,225,000
1,643	Huntsman International LLC*	07/01/09	10.125		1,684,075
1,000	IMC Global, Inc.*	08/01/13	10.875		1,150,000
2,000	IMC Global, Inc., Series B*	06/01/11	11.250		2,145,000
1,000	Millennium America, Inc.*	06/15/08	9.250		1,027,500
4,550	Omnova Solutions, Inc.*	06/01/10	11.250		4,788,875
5,285	Resolution Performance Products LLC*	11/15/10	13.500		5,654,950
3,835	Rhodia SA*	06/01/10	10.250		4,314,375
3,280	Rockwood Specialties Group, Inc.*	05/15/11	10.625		3,608,000
3,735	Terra Capital, Inc.*	10/15/08	12.875		4,323,262
1,300	Terra Capital, Inc.*	06/01/10	11.500		1,449,500
					33,370,537
Computer Hardware—1.56%
2,000	Activant Solutions, Inc.*†	04/01/10	10.530	‡	2,050,000
2,250	Activant Solutions, Inc.*	06/15/11	10.500		2,452,500
					4,502,500
Consumer Products—5.65%
3,350	Amscan Holdings, Inc.*	05/01/14	8.750		2,914,500
2,500	Da-Lite Screen Co., Inc.*	05/15/11	9.500		2,656,250
3,477	Jafra Cosmetics International, Inc.*	05/15/11	10.750		3,785,584
4,060	Prestige Brands, Inc.*	04/15/12	9.250		4,110,750
3,000	Revlon Consumer Products*†	04/01/11	9.500		2,835,000
					16,302,084

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Diversified Capital Goods—1.07%
3,000	Invensys PLC*†	03/15/11	9.875		3,105,000
Electric—Generation—5.36%
5,500	Dynegy Holdings, Inc.*†	07/15/13	10.125		6,187,500
5,250	Mission Energy Holding Co.*	07/15/08	13.500		6,050,625
3,185	Reliant Energy, Inc.*	07/15/10	9.250		3,236,756
					15,474,881
Electronics—1.18%
1,000	Amkor Technology, Inc.*	02/15/08	9.250		1,015,000
2,250	Telex Communications, Inc.*	10/15/08	11.500		2,407,500
					3,422,500
Food & Drug Retailers—4.20%
350	Ameriqual Group LLC*†	04/01/12	9.000		367,500
3,750	Jean Coutu Group PLC*	08/01/14	8.500		3,581,250
2,000	Pathmark Stores, Inc.*	02/01/12	8.750		1,900,000
4,000	Rite Aid Corp.*	02/15/11	9.500		4,200,000
2,000	Stripes Acquisition/Susser Finance†	12/15/13	10.625		2,090,000
					12,138,750
Food —Wholesale—2.83%
1,000	Land O' Lakes, Inc.*	11/15/11	8.750		1,047,500
2,225	Pinnacle Foods Holding*	12/01/13	8.250		2,180,500
4,750	Wornick Co.*	07/15/11	10.875		4,951,875
					8,179,875
Forestry/Paper—3.25%
942	Buckeye Technologies, Inc.*	09/15/08	9.250		942,000
4,500	Cellu Tissue Holdings, Inc.*	03/15/10	9.750		4,432,500
2,500	Exopac Holding Corp.*†	02/01/14	11.250		2,500,000
2,083	Millar Western Forest*	11/15/13	7.750		1,499,760
					9,374,260
Gaming—11.65%
4,250	Circus & Eldorado Joint Venture*	03/01/12	10.125		4,568,750
4,400	Inn Of The Mountain Gods Resort & Casino*	11/15/10	12.000		4,647,500
5,250	Jacobs Entertainment, Inc.*	02/01/09	11.875		5,538,750
3,000	Little Traverse Bay Bands of Odawa Indians*†	02/15/14	10.250		2,962,500
3,345	Majestic Star Casino LLC*	10/15/10	9.500		3,579,150
2,525	MTR Gaming Group, Inc., Series B*	04/01/10	9.750		2,704,906
2,750	River Rock Entertainment Authority*	11/01/11	9.750		2,976,875
6,350	Wheeling Island Gaming, Inc.*	12/15/09	10.125		6,643,688
					33,622,119
Health Services—9.49%
3,000	American Holding Co./Emcare Holding Co.*†	02/15/15	10.000		3,195,000
4,500	Ameripath, Inc.*	04/01/13	10.500		4,747,500
4,000	HealthSouth Corp.*	10/01/08	10.750		4,130,000
2,250	National Mentor, Inc.†	12/01/12	9.625		2,396,250
4,500	Radiologix, Inc., Series B*	12/15/08	10.500		3,510,000
2,000	Tenet Healthcare Corp.*†	02/01/15	9.250		2,005,000
3,750	Universal Hospital Services, Inc.*	11/01/11	10.125		3,918,750
3,500	US Oncology Holdings, Inc.*†	03/15/15	9.264	‡	3,482,500
					27,385,000
Hotels—0.90%
2,250	MeriStar Hospitality Corp.*	01/15/11	9.125		2,610,000
Media—Broadcast—3.36%
2,250	Granite Broadcasting Corp.*	12/01/10	9.750		2,036,250
1,000	Rainbow National Services LLC*†	09/01/14	10.375		1,131,250
3,550	Sirius Satellite Radio†	08/01/13	9.625		3,479,000
851	XM Satellite Radio, Inc.*	06/15/10	12.000		950,993
2,358	Young Broadcasting, Inc.*	03/01/11	10.000		2,107,462
					9,704,955
Media—Cable—4.75%
3,000	CCH I Holdings LLC*†	05/15/14	10.000		1,560,000
5,295	Insight Midwest LP/Insight Capital, Inc.*	11/01/10	10.500		5,579,606
6,150	Mediacom Broadband LLC*	07/15/13	11.000		6,580,500
					13,720,106

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Media—Services—2.55%
4,100	Advanstar Communications, Inc.*	08/15/10	10.750	4,469,000
3,000	Affinion Group, Inc.*†	10/15/13	10.125	2,895,000
				7,364,000
Metals/Mining Excluding Steel—3.08%
3,000	American Rock Salt Co. LLC*	03/15/14	9.500	3,030,000
2,300	Better Minerals & Aggregates Co. #(c)	09/15/09	13.000	1,840,000
5,000	Wolverine Tube, Inc.*	04/01/09	10.500	4,012,500
				8,882,500
Non-Food & Drug Retailers—5.24%
4,400	Brookstone Co., Inc.*†	10/15/12	12.000	4,092,000
4,400	Gregg Appliances, Inc.*†	02/01/13	9.000	4,158,000
2,250	Mothers Work, Inc.*	08/01/10	11.250	2,295,000
1,400	National Wine & Spirits, Inc.*	01/15/09	10.125	1,410,500
2,935	PETCO Animal Supplies, Inc.*	11/01/11	10.750	3,162,463
				15,117,963
Oil Field Equipment & Services—1.96%
5,250	Bluewater Finance Ltd.*	02/15/12	10.250	5,656,875
Oil Refining & Marketing—1.39%
3,605	Giant Industries, Inc.*	05/15/12	11.000	4,010,563
Packaging—3.87%
4,750	Berry Plastics Corp.*	07/15/12	10.750	5,165,625
3,000	Graham Packaging Co.*†	10/15/14	9.875	3,045,000
2,000	Solo Cup Co.	02/15/14	8.500	1,780,000
2,000	Tekni-Plex, Inc., Series B*	06/15/10	12.750	1,170,000
				11,160,625
Printing & Publishing—8.23%
2,250	American Color Graphics, Inc.*	06/15/10	10.000	1,631,250
4,000	American Media Operation, Series B*	05/01/09	10.250	3,580,000
3,500	Clarke American Corp.*†	12/15/13	11.750	3,508,750
975	Hollinger, Inc.*†	03/01/11	12.875	1,017,656
4,000	Houghton Mifflin Co.*	02/01/13	9.875	4,360,000
4,500	Sheridan Acquisition Corp.*	08/15/11	10.250	4,663,125
3,250	Vertis, Inc.*†	12/07/09	13.500	2,665,000
2,375	Vertis, Inc., Series B*	06/15/09	10.875	2,333,438
				23,759,219
Restaurants—7.06%
4,100	Buffets, Inc.*	07/15/10	11.250	4,264,000
2,000	Friendly Ice Cream Corp.*†	06/15/12	8.375	1,870,000
3,725	Restaurant Co.*†	10/01/13	10.000	3,576,000
4,660	Sbarro, Inc.*	09/15/09	11.000	4,764,850
2,000	UNO Restaurants Holdings Corp.*†	02/15/11	10.000	1,680,000
4,500	VICORP Restaurants, Inc.*	04/15/11	10.500	4,230,000
				20,384,850
Software/Services—3.73%
2,000	SS&C Technologies, Inc.*†	12/01/13	11.750	2,100,000
5,000	Sungard Data Systems, Inc.*†	08/15/15	10.250	5,243,750
3,500	Unisys Corp.*	10/15/15	8.500	3,434,375
				10,778,125
Steel Producers/Products—0.61%
1,750	Edgen Acquisition Corp.*†	02/01/11	9.875	1,750,000
Support—Services—6.08%
2,750	Ahern Rentals, Inc.†	08/15/13	9.250	2,887,500
3,000	Brickman Group Ltd., Series B*	12/15/09	11.750	3,300,000
4,000	Hertz Corp.*†	01/01/16	10.500	4,310,000
3,500	HydroChem Industrial Services, Inc.*†	02/15/13	9.250	3,465,000
1,000	Monitronics International, Inc.*	09/01/10	11.750	995,000
2,500	Sunstate Equipment Co.*†	04/01/13	10.500	2,600,000
				17,557,500

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Telecommunications Equipment—0.03%
2,000	World Access, Inc. # (b)	01/15/08	13.250	100,000
Telecom—Fixed Line—0.93%
3,000	Level 3 Communications, Inc.*†	03/01/10	11.500	2,692,500
Telecom—Wireless—8.17%
3,608	Alamosa Delaware, Inc.*	07/31/10	11.000	4,022,920
6,000	American Cellular Corp., Series B*	08/01/11	10.000	6,525,000
1,168	Centennial Cellular Operating Co. LLC*	12/15/08	10.750	1,192,820
3,000	Centennial Communications Corp.*	06/15/13	10.125	3,285,000
2,000	Horizon PCS, Inc.*†	07/15/12	11.375	2,300,000
1,750	US Unwired, Inc., Series B*	06/15/12	10.000	1,977,500
4,000	Wind Acquisition Finance SA*†	12/01/15	10.750	4,280,000
				23,583,240
Theaters & Entertainment—0.36%
1,000	Imax Corp.*	12/01/10	9.625	1,032,500
Total Corporate Bonds (cost—$419,236,968)				412,570,539
Number of Shares
Common Stocks (a)—0.01%
Oil Refining & Marketing—0.00%
1,253	Orion Refining Corp. #(c)	0
Restaurants—0.00%
129	American Restaurant Group, Inc. #(c)	0
Support—Services—0.00%
5,456	NCI Holdings, Inc. #(c)	0
Telecom—Integrated/Services—0.00%
929	XO Communications, Inc.	2,118
Telecom—Wireless—0.01%
636	American Tower Corp., Class A*	20,244
Total Common Stocks (cost—$2,716,866)		22,362
Preferred Stock (a)—0.00%
Media—Broadcast—0.00%
20,000	Adelphia Communications Corp., Series B (cost—$2,042,500)	5,000
Number of Warrants
Warrants (a) —0.23%
Building Materials—0.00%
2,500	Dayton Superior Corp., strike @ $0.01, expires 06/15/09 #(c) (1)	0
Computer Hardware—0.00%
3,000	Knology Holdings, Inc., strike @ $0.10, expires 10/22/07 #(c) (1)	0
Oil Field Equipment & Services—0.23%
4,500	Key Energy Services, Inc., strike @ $4.88, expires 01/15/09*	657,562
Telecom—Integrated/Services—0.00%
4,950	Pathnet, Inc., strike @ $0.01, expires 04/15/08 #(c)	0
1,859	XO Communications, Inc., Series A, strike @ $6.25, expires 01/16/10	744
1,394	XO Communications, Inc., Series B, strike @ $7.50, expires 01/16/10	279
1,394	XO Communications, Inc., Series C, strike @ $10.00, expires 01/16/10	167
		1,190
Total Warrants (cost—$51,560)		658,752

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)	Value ($)
Repurchase Agreement—0.72%
2,079	Repurchase Agreement dated 02/28/06 with State Street Bank & Trust Co., collateralized by $2,125,795 U.S. Treasury Notes, 2.000% to 4.625% due 05/15/06 to 08/15/10 (value—$2,120,611); proceeds: $2,079,240 (cost—$2,079,000)	03/01/06	4.150	2,079,000
Total Investments (cost—$426,126,894) (d) (2) —143.86%				415,335,653
Liabilities in excess of other assets—(43.86)%				(126,636,140)
Net Assets—100.00%				288,699,513

*

Entire or partial amount pledged as collateral for bank loan.

#

Illiquid securities representing 0.67% of net assets.

†

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 42.62% of net assets as of February 28, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

‡

Floating rate securities. The interest rates shown are the current rates as of February 28, 2006.

(a)

Non-income producing securities.

(b)

Bond interest in default.

(c)

Security is being fair valued by a valuation committee under the direction of the Board of Directors.

(d)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2006 were $13,524,471 and $24,315,712 respectively, resulting in net unrealized depreciation of investments of $10,791,241.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2006, are considered illiquid and restricted.
(See table below for more information.)

Restricted Securities	Acquisition Date (s)	Acquisition Cost ($)	Acquisition Cost as a Percentage of Net Assets (%)	Market Value ($)	Market Value as a Percentage of Net Assets (%)
Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	0	0.00
Knology Holdings, Inc., warrants, expiring 10/22/07	06/08/98, 04/26/00	5,000	0.00	0	0.00
		51,550	0.02	0	0.00

(2)

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the investment manager and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange ("NYSE"), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Issuer Breakdown By Country

Percentage of Portfolio Assets(%)
United States	93.2
Canada	2.7
Cayman Islands	1.4
France	1.0
Luxembourg	1.0
United Kingdom	0.7
Total	100.0

For more information regarding the Fund's other signicant accounting policies, please refer to the Fund's semiannual report to shareholders dated November 30, 2005.

Item 2. Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)

Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:

/s/ W. Douglas Beck
W. Douglas Beck
President

Date:

April 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ W. Douglas Beck
W. Douglas Beck
President

Date:

April 25, 2006

By:

/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:

April 25, 2006

Exhibit EX-99.CERT

Certifications

I, W. Douglas Beck, President of Managed High Yield Plus Fund Inc., certify that:

1.

I have reviewed this report on Form N-Q of Managed High Yield Plus Fund Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:

/s/ W. Douglas Beck
W. Douglas Beck
President

Date:

April 25, 2006

I, Thomas Disbrow, Vice President and Treasurer of Managed High Yield Plus Fund Inc., certify that:

1.

I have reviewed this report on Form N-Q of Managed High Yield Plus Fund Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:

/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:

April 25, 2006